Schedule of Accounts Receivable Related Party and Allowance for Credit Loss (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Related Party Transaction [Line Items]
Allowance for credit loss	$ (4,628)			$ (6,170)	$ (6,170)	$ (6,170)
Total	2,200,000				2,800,000
Beginning balance	4,628	$ 6,170	$ 6,170	6,170
Ending balance	4,628	6,170	6,170	6,170
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable related party	720,857				961,143	971,780
Allowance for credit loss	(720,857)			(990,941)	(961,143)	(971,780)
Total
Beginning balance	728,835	971,780	990,941	970,573
Balance at beginning of the year	7,978	10,637	19,161	20,368
Balance at beginning of the year	(7,978)	(10,637)	(19,161)	(20,368)
Ending balance	$ 720,857	$ 961,143	$ 971,780	$ 990,941